Short-term investments (Narrative) (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short Term Investments [Line Items]
Short-term investments	$ 0	$ 3,501
Notes receivable [Member]
Short Term Investments [Line Items]
Interest rate, investment		12.00%